Annual Total Returns[BarChart] - PROFUND VP HEALTH CARE - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	10.11%	17.41%	39.76%	23.70%	5.02%	(4.05%)	20.92%	4.44%	19.37%	14.44%